Note 15 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Net income	$ 26,879	$ 23,838	$ 20,562
Basic (in shares)	76,324	75,800	75,595
Diluted (in shares)	77,112	76,515	76,409
Earnings per share
Basic (in dollars per share)	$ 0.35	$ 0.31	$ 0.27
Diluted (in dollars per share)	$ 0.35	$ 0.31	$ 0.27
Employee Stock Option [Member]
Dilutive effect of employee stock options (in shares)	167	230	452
Restricted Stock Units (RSUs) [Member]
Dilutive effect of employee stock options (in shares)	621	485	362